Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Other Property and Investments

Other Property and Investments.    Other property and investments includes (thousands of dollars):

	2016	2015
Centuri property, equipment, and intangibles	$451,114	$423,369
Centuri accumulated provision for depreciation and amortization	(228,374)	(221,028)
Net cash surrender value of COLI policies	106,744	99,276
Other property	12,859	11,914

Total	$342,343	$313,531

Schedule of Goodwill
Natural Gas Operations		Construction Services		Consolidated
(In thousands of dollars)
December 31, 2015	$10,095		$116,050		$126,145
Additional goodwill from ETTI acquisition	—		10,726		10,726
Foreign currency translation adjustment	—		3,112		3,112

December 31, 2016	$10,095		$129,888		$139,983

Estimated Fair Values of Assets Acquired as of Acquisition Date

The final estimated fair values of assets acquired as of May 6, 2016, the acquisition date, are as follows (in millions of dollars):

Acquisition Date
Property, plant and equipment	$4.3
Intangible assets	2.9
Goodwill	10.7

Total assets acquired	$17.9

Summary of Intangible Assets

Centuri has $37.7 million and $36.8 million of intangible assets (varies due to foreign currency translation) at December 31, 2016 and 2015, respectively, as detailed in the following table (thousands of dollars):

December 31, 2016	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$34,033	$(3,906)	$30,127
Trade names and trademarks	9,349	(2,565)	6,784
Customer contracts backlog	1,656	(1,656)	—
Noncompete agreement	1,029	(271)	758

Total	$46,067	$(8,398)	$37,669

December 31, 2015
Customer relationships	$31,226	$(2,070)	$29,156
Trade names and trademarks	8,621	(1,331)	7,290
Customer contracts backlog	1,606	(1,606)	—
Noncompete agreement	437	(110)	327

Total	$41,890	$(5,117)	$36,773

Schedule of Estimated Future Amortization of Intangible Assets

The intangible assets (other than goodwill and software-related intangibles) are included in Other property and investments in the Consolidated Balance Sheets. The estimated future amortization of the intangible assets for the next five years is as follows (in thousands):

2017	$3,339
2018	3,126
2019	2,463
2020	2,395
2021	2,269

Schedule of Capitalized and Debt Portion of AFUDC

Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2016	2015	2014
(In thousands)
AFUDC:
Debt portion	$1,175	$1,666	$1,228
Equity portion	2,289	3,008	1,995

AFUDC capitalized as part of utility plant	$3,464	$4,674	$3,223

AFUDC rate	7.35%	7.32%	7.73%

Other Income (Deductions)

The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2016	2015	2014
Change in COLI policies	$7,400	$(500)	$5,300
Interest income	1,849	2,173	2,602
Equity AFUDC	2,289	3,008	1,995
Foreign currency transaction gain (loss)	(22)	(824)	(178)
Equity in earnings of unconsolidated investment - Western	69	310	107
Miscellaneous income and (expense)	(2,116)	(1,288)	(2,719)

Total other income (deductions)	$9,469	$2,879	$7,107

Schedule of Earnings Per Share, Basic and Diluted

A reconciliation of the denominator used in the Basic and Diluted EPS calculations is shown in the following table.

	2016	2015	2014
(In thousands)
Average basic shares	47,469	46,992	46,494
Effect of dilutive securities:
Stock options	1	8	17
Performance shares	124	171	215
Restricted stock units	220	212	218

Average diluted shares	47,814	47,383	46,944